OTHER GAINS - NET - Gains (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Disposal of property, plant and equipment	$ 1.2	$ 9.7
Net foreign exchange gains	24.8	2.5
Reversal of royalty obligations	7.9	2.0
Disposal of interest in investment	0.0	14.3
Remeasurement of investment, net of reorganization and others costs	3.7	12.2
Other	(15.3)	(3.3)
Other gains – net	$ 22.3	$ 37.4